Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Payroll and related expenses	$ 70,724	$ 68,102
Interest	19,858	33,407
Gaming liabilities	55,961	41,942
Customer Loyalty Program Liability, Current	24,489	25,548
Customer Advances and Deposits	18,922	16,999
Outstanding Chip Liability	4,928	4,553
Dividends Payable	5,632	0
Other accrued liabilities	54,632	67,003
Total accrued liabilities	$ 255,146	$ 257,554